Equity - Schedule of Ordinary Shares (Detail)	Sep. 30, 2020 USD ($) shares	Sep. 30, 2020 TWD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 TWD ($) shares
Equity [abstract]
Number of shares authorized | shares	500,000,000	500,000,000	500,000,000	500,000,000
Amount of shares authorized | $		$ 165,000,000		$ 5,000,000,000
Number of shares issued and fully paid | shares	189,954,970	189,954,970	189,954,970	189,954,970
Amount of shares issued and fully paid | $	$ 61,366,844		$ 61,366,844